CONTINGENCIES	6 Months Ended
Jun. 30, 2018
Disclosure of contingent liabilities [abstract]
CONTINGENCIES	NOTE 13 – CONTINGENCIES
ArcelorMittal may be involved in litigation, arbitration or other legal proceedings. Provisions related to legal and arbitral proceedings are recorded in accordance with the principles described in note 8.2 to the consolidated financial statements for the year ended December 31, 2017.
Most of these claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probabilities of loss and an estimate of damages are difficult to ascertain. Consequently, for a large number of these claims, the Company is unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, the Company has disclosed information with respect to the nature of the contingency. The Company has not accrued a provision for the potential outcome of these cases.
In cases in which quantifiable fines and penalties have been assessed or the Company has otherwise been able to reliably estimate the amount of probable loss, the Company has indicated the amount of such fine or penalty or the amount of provision accrued.
In a limited number of ongoing cases, the Company is able to make a reliable estimate of the expected loss or range of possible loss and has accrued a provision for such loss, but believes that publication of this information on a case-by-case basis would seriously prejudice the Company’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency, but has not disclosed the estimate of the range of potential loss nor the amount recorded as a loss.
These assessments can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions. These assessments are based on estimates and assumptions that have been deemed reliable by management. The Company believes that the aggregate provisions recorded for the above matters are adequate based upon currently available information. However, given the inherent uncertainties related to these cases and in estimating contingent liabilities, the Company could, in the future, incur judgments that could have a material effect on its results of operations in any particular period. The Company considers it highly unlikely, however, that any such judgments could have a material adverse effect on its liquidity or financial condition.
The matters discussed below constitute the most significant developments since publication of the disclosures concerning legal proceedings in the Company's consolidated financial statements for the year ended December 31, 2017.
Tax claims
Brazil
In 2003, the Brazilian Federal Revenue Service granted ArcelorMittal Brasil (through its predecessor company, then known as CST) a tax benefit for certain investments. ArcelorMittal Brasil had received certificates from SUDENE, the former Agency for the Development of the Northeast Region of Brazil, confirming ArcelorMittal Brasil's entitlement to this benefit. In September 2004, ArcelorMittal Brasil was notified of the annulment of these certificates. ArcelorMittal Brasil has pursued its right to this tax benefit through the courts against both ADENE, the successor to SUDENE, and against the Brazilian Federal Revenue Service. The Brazilian Federal Revenue Service issued a tax assessment in this regard for 451 in December 2007. In December 2008, the administrative tribunal of first instance upheld the amount of the assessment. ArcelorMittal Brasil appealed to the administrative tribunal of second instance, and, on August 8, 2012, the administrative tribunal of the second instance found in favor of ArcelorMittal invalidating the tax assessment, thereby ending this case except for 5, which is still pending a final decision. On April 16, 2011, ArcelorMittal Brasil received a further tax assessment for the periods of March, June and September 2007, which, taking into account interest and currency fluctuations, amounted to 185 as of December 31, 2017. In October 2011, the administrative tribunal of first instance upheld the tax assessment received by ArcelorMittal Brasil on April 16, 2011, but decided that no penalty (amounting to 77 at that time) was due. Both parties have filed an appeal with the administrative tribunal of second instance. In February 2018, the administrative tribunal of second instance found in favor of ArcelorMittal Brasil and, in June 2018, the Federal Revenue Service filed an appeal with the administrative tribunal of the third instance.
In 2011, ArcelorMittal Brasil (at the time SOL Coqueria Tubarão S.A.) received 21 tax assessments from the Revenue Service of the State of Espirito Santo for ICMS (a value-added tax) in the total amount of 34 relating to a tax incentive (INVEST) it used. The dispute concerns the definition of fixed assets. In August 2015, the administrative tribunal of first instance upheld 21 of the tax assessments, while also issuing decisions partially favorable to ArcelorMittal Brasil in two of the cases. In September 2015, ArcelorMittal Brasil filed appeals with respect to each of the administrative tribunal’s decisions. As of December 31, 2017, there have been final unfavorable decisions at the administrative tribunal level in 15 of the 21 cases, each of which ArcelorMittal Brasil appealed to the judicial instance. In March 2018, the administrative tribunal of third instance found in favor of ArcelorMittal Brasil sending the six other cases back to the administrative tribunal of second instance.
In 2011, ArcelorMittal Brasil received a tax assessment for corporate income tax (known as IRPJ) and social contributions on net profits (known as CSL) in relation to (i) the amortization of goodwill on the acquisition of Mendes Júnior Siderurgia (for the 2006 and 2007 fiscal years), (ii) the amortization of goodwill arising from the mandatory tender offer (MTO) made by ArcelorMittal to minority shareholders of Arcelor Brasil following the two-step merger of Arcelor and Mittal Steel N.V. (for the
2007 tax year), (iii) expenses related to pre-export financing used to finance the MTO, which were deemed by the tax authorities to be unnecessary for ArcelorMittal Brasil since the expenses were incurred to buy shares of its own company and (iv) CSL over profits of controlled companies in Argentina and Costa Rica. The amount claimed totals 516. On January 31, 2014, the administrative tribunal of first instance found in partial favor of ArcelorMittal Brasil, reducing the penalty component of the assessment from, according to ArcelorMittal Brasil’s calculations, 266 to 141 (as calculated at the time of the assessment), while upholding the remainder of the assessment. The Brazilian Federal Revenue Service has appealed the administrative tribunal’s decision to reduce the amount of the original penalty. ArcelorMittal Brasil has also appealed the administrative tribunal’s decision to uphold the tax authority’s assessment (including the revised penalty component). In September 2017, the administrative tribunal of second instance found largely in favor of the Federal Revenue. In January 2018, ArcelorMittal Brasil filed a motion for clarification of this decision. In February 2018, the motion for clarification was rejected and, in March 2018, an appeal was filed to the administrative tribunal of third instance.
For over 18 years, ArcelorMittal Brasil has been challenging the basis of the calculation of the Brazilian COFINS and PIS social security taxes (specifically, whether Brazilian VAT may be deducted from the base amount on which the COFINS and PIS taxes are calculated), in an amount of 4. ArcelorMittal Brasil deposited the disputed amount in escrow with the relevant Brazilian judicial branch when it became due. Since the principal amount bears interest at a rate applicable to judicial deposits, the amount stood at 55 as of December 31, 2017. In March 2017, the Supreme Court decided a separate case, not involving ArcelorMittal Brasil, on the same subject in favor of the relevant taxpayers. Such separate Supreme Court decision, which is of binding precedential value with respect to all similar cases, including those of ArcelorMittal Brasil, is being appealed by the Federal Revenue Service. In July 2018, the second judicial instance found in favor of ArcelorMittal Brasil after applying the Supreme Court’s precedent. This decision is subject to appeal.
In the period from 2014 to 2018, ArcelorMittal Brasil received 4 tax assessments from the Federal Revenue in the amount of 50 disputing its use of credits for PIS and COFINS social security taxes in 2010, 2011 and 2013. The dispute relates to the concept of production inputs in the context of these taxes. In 2017, in the first and second cases, the administrative tribunal of second instance found partially in favor of ArcelorMittal Brasil, and it has filed an appeal to the administrative tribunal of third instance. In the first case, the administrative tribunal of third instance upheld the decision of the tribunal of second instance, thereafter ArcelorMittal Brasil filed another appeal with the administrative tribunal of third instance. In the third case, the administrative tribunal of first instance upheld the tax assessment, and ArcelorMittal Brasil has appealed to the administrative tribunal of second instance. In the fourth case, ArcelorMittal Brasil filed a defense in March 2018.
On May 17, 2016, ArcelorMittal Brasil received a tax assessment from the state of Santa Catarina in the amount of 136 alleging that it had used improper methods to calculate the amount of its ICMS credits. ArcelorMittal Brasil filed its defense in July 2016. In December 2016, ArcelorMittal Brasil received an unfavorable decision at the first administrative level, in respect of which it filed an appeal. In March 2018, the administrative tribunal of second instance found against ArcelorMittal Brasil and, in April 2018, ArcelorMittal Brasil filed an appeal to the administrative tribunal of third instance.

Mexico
In 2015, the Mexican Tax Administration Service issued three tax assessments to ArcelorMittal Mexico, alleging that ArcelorMittal Mexico owes 156 in respect of (i) improper interest deductions relating to certain loans, (ii) unpaid corporate income tax for interest payments improperly categorized as profit, and (iii) improper payment deductions for branding fee services and IT services in 2008. ArcelorMittal Mexico filed an annulment complaint in respect of each of the aforementioned assessments in November 2015. In November 2017, ArcelorMittal Mexico filed a nullity application before the Tax and Administrative Justice Court. In April 2018, ArcelorMittal Mexico asked for administrative reconsideration of the case.

Competition/Antitrust claims
Germany
In the first half of 2016, the German Federal Cartel Office carried out unannounced investigations of ArcelorMittal Ruhrort GmbH and ArcelorMittal Commercial Long Deutschland GmbH following alleged breaches of antitrust rules. ArcelorMittal Ruhrort GmbH and ArcelorMittal Commercial Long Deutschland GmbH cooperated with the German Federal Cartel Office in its investigation and, in July 2018, as a result of a settlement process, the Company and the Federal Cartel Office reached agreement as to a 146 fine to be paid by ArcelorMittal Commercial Long Deutschland GmbH ending the investigation as concerns the ArcelorMittal entities.
Other legal claims
Argentina
Over the course of 2007 to 2017, the Argentinian Customs Office Authority (Aduana) notified Acindar, the Company’s Argentinian subsidiary, of certain inquiries that it was conducting with respect to prices declared by Acindar related to iron ore imports. The Customs Office Authority is seeking to determine whether Acindar incorrectly declared prices for iron ore imports from several different Brazilian suppliers and from ArcelorMittal Sourcing on 38 different claims concerning several shipments made between 2002 and 2014. The investigations are subject to the administrative procedures of the Customs Office Authority and are at different procedural stages depending on the filing date of the investigation. As of December 31, 2017, in 25 of the total 38 cases, the administrative branch of the Customs Office Authority ruled against Acindar (representing total claims of 69 at that time). These decisions have been appealed to the Argentinian National Fiscal Court. In 2017, 3 of the cases were decided by the National Fiscal Court, all in favor of Acindar, representing claims of 10 and one case is definitive, not having been appealed by the Customs Office Authority. In March 2018, the Customs Office Authority issued a general instruction that orders customs to withdraw current claims related to the difference between import prices in Argentina and export prices of iron ore when exiting Brazil. This will have a material impact on the claims made against Acindar although the exact impact cannot be quantified at this stage. In May 2018, the Customs Office Authority ruled in favor of Acindar in two cases, and against it in one case. Thereafter, Acindar filed an appeal to the Argentinian National Fiscal Court. Since June 2018, considering the recent favorable rulings and the dismissal of cases, the number of ongoing cases has been reduced. As of July 2018, the aggregate amount claimed by the Customs Office Authority in respect of all iron ore shipments is 211 in 31 different cases.
Canada
In April 2011, a proceeding was commenced before the Ontario (Canada) Superior Court of Justice under the Ontario Class Proceedings Act, 1992, against ArcelorMittal, Baffinland, and certain other parties relating to the January 2011 take-over of Baffinland by ArcelorMittal, Nunavut Iron Ore Holdings and 1843208 Ontario Inc. The action alleges that the tender offer document contained certain misrepresentations and seeks damages in an aggregate amount of 755 (CAD 1 billion) or rescission of the transfer of the Baffinland securities by members of a class comprised of all Baffinland securities holders who tendered their Baffinland securities, and whose securities were taken up, in connection with the take-over between September 22, 2010 and February 17, 2011, or otherwise disposed of their Baffinland securities on or after January 14, 2011. The class certification hearings were held in January 2018, and the court certified the class in a decision dated May 18, 2018. The court also certified the statutory circular misrepresentation, insider trading, unjust enrichment and oppression claims. The court included in the class persons who tendered their Baffinland securities to the take-over bid and, for purposes of the oppression claims only, persons who sold their Baffinland securities in the secondary market after January 13, 2011. The court excluded from the class those persons who disposed of their Baffinland securities pursuant to a court ordered plan of arrangement. Baffinland is seeking leave to appeal the court’s decision to certify the oppression claims and include in the class persons who sold their Baffinland securities in the secondary market.
Italy
In January 2010, ArcelorMittal received notice of a claim filed by Finmasi S.p.A. relating to a memorandum of agreement (“MoA”) entered into between ArcelorMittal Distribution Services France (“AMDSF”) and Finmasi in 2008. The MoA provided that AMDSF would acquire certain of Finmasi’s businesses for an amount not to exceed 109, subject to the satisfaction of certain conditions precedent, which, in AMDSF’s view, were not fulfilled. Finmasi sued for (i) enforcement of the MoA, (ii) damages of 16 to 28 or (iii) recovery costs plus quantum damages for Finmasi’s alleged lost opportunity to sell to another buyer. In September 2011, the court rejected Finmasi’s claims other than its second claim. The court appointed an expert to determine the quantum of damages. In May 2013, the expert’s report was issued and valued the quantum of damages in the range of 44 to 69. ArcelorMittal appealed the decision on the merits. In May 2014, the Court of Appeal issued a decision rejecting ArcelorMittal’s appeal. On June 20, 2014, ArcelorMittal filed an appeal of the Court of Appeal’s judgment with the Italian Court of Cassation. On April 11, 2018, the Court of Cassation rejected the appeal on the merits upholding the Court of Appeal’s decision. On December 18, 2014, the Court of Milan issued a decision on the quantum of the damages and valued the quantum of damages in the sum of 28 plus interest. In June 2015, both parties served appeals of the decision on the quantum, with ArcelorMittal also seeking the suspension of the enforceability of the decision. On July 1, 2015, Finmasi formally notified to AMDSF the declaration of enforcement of the decision of December 18, 2014. On July 28, 2015, AMDSF filed an appeal against such declaration with the Court of Appeal of Reims in France. At a hearing on December 1, 2015, the Italian Court of Appeal accepted the suspension of the enforcement of the decision of December 18, 2014, following the agreement of AMDSF to provide a guarantee for its value. In March 2016, on the joint application of the parties, the Court of Appeal of Reims ordered the suspension of the proceedings. On July 19, 2018, the Court of Appeal upheld the Court of Milan’s decision on quantum dated December 18, 2014. ArcelorMittal is considering an appeal to the Court of Cassation.
Minority Shareholder Claims Regarding the Exchange Ratio in the Second-Step merger of ArcelorMittal into Arcelor
ArcelorMittal is the company that results from the acquisition of Arcelor by Mittal Steel N.V. in 2006 and a subsequent two-step merger between Mittal Steel and ArcelorMittal and then ArcelorMittal and Arcelor. Following completion of this merger process, several former minority shareholders of Arcelor or their representatives brought legal proceedings regarding the exchange ratio applied in the second-step merger between ArcelorMittal and Arcelor and the merger process as a whole.
ArcelorMittal believes that the allegations made and claims brought by such minority shareholders are without merit and that the exchange ratio and merger process complied with the requirements of applicable law, were consistent with previous guidance on the principles that would be used to determine the exchange ratio in the second-step merger and that the merger exchange ratio was relevant and reasonable to shareholders of both merged entities.
Set out below is a summary of ongoing matters in this regard. Several other claims brought before other courts and regulators were dismissed and are definitively closed.
On January 8, 2008, ArcelorMittal received a writ of summons on behalf of four hedge fund shareholders of Arcelor to appear before the civil court of Luxembourg. The summons was also served on all natural persons sitting on the Board of Directors of ArcelorMittal at the time of the merger and on the Significant Shareholder. The plaintiffs alleged in particular that, based on Mittal Steel’s and Arcelor’s disclosure and public statements, investors had a legitimate expectation that the exchange ratio in the second-step merger would be the same as that of the secondary exchange offer component of Mittal Steel’s June 2006 tender offer for Arcelor (i.e., 11 Mittal Steel shares for 7 Arcelor shares), and that the second-step merger did not comply with certain provisions of Luxembourg company law. They claimed, inter alia, the cancellation of certain resolutions (of the Board of Directors and of the Shareholders meeting) in connection with the merger, the grant of additional shares, or damages in an amount of 216. By judgment dated November 30, 2011, the Luxembourg civil court declared all of the plaintiffs’ claims inadmissible and dismissed them. The judgment was appealed in May 2012. By judgment dated February 15, 2017, the Luxembourg Court of Appeal declared all but one of the plaintiffs’ claims inadmissible, remanded the proceedings on the merits to the lower court with respect to the admissible claimant and dismissed all other claims. In June 2017, the plaintiffs filed an appeal of this decision to the Court of Cassation. The Court of Cassation confirmed the Court of Appeal’s judgment on May 18, 2018. The proceedings remain pending before the lower court with the admissible claimant who claims inter alia, the cancellation of certain resolutions (of the Board of Directors and of the Shareholders meeting) in connection with the merger, the grant of additional shares, or damages in an amount of 26.
On May 15, 2012, ArcelorMittal received a writ of summons on behalf of Association des Actionnaires d'Arcelor (“AAA”), a French association of former minority shareholders of Arcelor, to appear before the civil court of Paris. In such writ of summons, AAA claimed (on grounds similar to those in the Luxembourg proceedings summarized above) inter alia damages in a nominal amount and reserved the right to seek additional remedies including the cancellation of the merger. The proceedings before the civil court of Paris were stayed, pursuant to a ruling of such court on July 4, 2013, pending a preparatory investigation (instruction préparatoire) by an investigating magistrate (juge d’instruction) triggered by the complaints (plainte avec constitution de partie civile) of AAA and several hedge funds (who quantified their total alleged damages at 296), including those who filed the claims before the Luxembourg courts described (and quantified) above. The dismissal of charges (non-lieu) ending the preparatory investigation became final in March 2018.